Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 19, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Common shares approved as incentive ownership plan	11,128,102		55,760,215
General and administrative expense		R$ 1,872,092	R$ 2,018,159	R$ 1,534,481
Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Percentage of Common shares may deliver to participants to company's share capital	1.00%		5.00%
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
General and administrative expense		R$ 112,277	R$ 70,770	R$ 38,204
Top of range [member]
Disclosure of transactions between related parties [line items]
Percentage of Common shares may deliver to participants to company's share capital			1.00%